Note 8 - Common Stock - Activity of Stock Option Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Outstanding at December 31, 2014 (in shares)	1,183,100	1,197,044
Outstanding at December 31, 2014 (in dollars per share)	$ 3.50	$ 3.79
Granted (in shares)	41,400	217,500
Granted (in dollars per share)	$ 0.15	$ 0.17
Forfeited or expired (in shares)	(68,000)	231,444
Forfeited or expired (in dollars per share)	$ 1.50	$ 1.89
Outstanding at September 30, 2015 (in shares)	1,156,500	1,183,100
Outstanding at September 30, 2015 (in dollars per share)	$ 3.50	$ 3.50
Exercisable at September 30, 2015 (in shares)	720,094	785,594
Exercisable at September 30, 2015 (in dollars per share)	$ 5.42	$ 5.09